Forecasted Benefit Payments Including Effect of Expected Future Service (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
2014	¥ 63,417
2015	65,759
2016	67,825
2017	68,921
2018	70,315
2019-2023	¥ 357,978